Schedule of Investments
(unaudited)
June 30, 2023
BlackRock Sustainable High Yield Bond Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Chemicals — 0.1%
Element Solutions, Inc.
(a)
.............. 2,144 $ 41,165
Financial Services — 0.0%
Block, Inc., Class A
(b)
................ 259 17,241
Ground Transportation — 0.1%
Uber Technologies, Inc.
(b)
............. 939 40,537
IT Services — 0.0%
Twilio, Inc., Class A
(b)
................ 87 5,535
Pharmaceuticals — 0.1%
Catalent, Inc.
(b)
.................... 481 20,856
Total Common Stocks — 0.3%
(Cost: $156,722) ................................ 125,334
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 3.6%
(c)
Bombardier, Inc.
7.13%, 06/15/26 ................. USD 175 173,821
7.88%, 04/15/27 ................. 124 123,681
6.00%, 02/15/28 ................. 59 55,761
7.50%, 02/01/29 ................. 92 90,927
TransDigm, Inc.
6.25%, 03/15/26 ................. 454 451,781
6.75%, 08/15/28 ................. 483 484,831
Triumph Group, Inc., 9.00%, 03/15/28 .... 176 179,703
1,560,505
Automobile Components — 2.4%
Clarios Global LP
(c)
6.75%, 05/15/25 ................. 100 100,061
6.25%, 05/15/26 ................. 149 148,040
8.50%, 05/15/27 ................. 516 516,844
6.75%, 05/15/28 ................. 178 177,378
Goodyear Tire & Rubber Co. (The)
9.50%, 05/31/25 ................. 82 83,851
5.63%, 04/30/33 ................. 2 1,741
1,027,915
Automobiles — 0.5%
Ford Motor Co.
3.25%, 02/12/32 ................. 183 143,963
6.10%, 08/19/32 ................. 53 51,366
195,329
Broadline Retail — 0.4%
(c)
ANGI Group LLC, 3.88%, 08/15/28 ...... 36 29,394
Go Daddy Operating Co. LLC, 3.50%, 03/01/29 77 65,977
Match Group Holdings II LLC
4.63%, 06/01/28 ................. 47 43,174
3.63%, 10/01/31 ................. 17 13,973
NMG Holding Co., Inc., 7.13%, 04/01/26 ... 25 23,270
175,788
Building Products — 0.8%
(c)
Advanced Drainage Systems, Inc.
5.00%, 09/30/27 ................. 25 23,660
6.38%, 06/15/30 ................. 157 155,316
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28 ..................... 48 45,359
Standard Industries, Inc.
5.00%, 02/15/27 ................. 5 4,765
4.75%, 01/15/28 ................. 9 8,381
Security
Par (000)
Par (000) Value
Building Products (continued)
4.38%, 07/15/30 ................. USD 58 $ 50,234
3.38%, 01/15/31 ................. 43 34,617
322,332
Capital Markets — 0.4%
AG TTMT Escrow Issuer LLC, 8.63%,
09/30/27
(c)
.................... 33 33,824
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(c)
............... 47 41,196
MSCI, Inc.
(c)
3.63%, 09/01/30 ................. 32 27,597
3.25%, 08/15/33 ................. 6 4,832
Northern Trust Corp., 6.13%, 11/02/32 .... 60 62,204
169,653
Chemicals — 3.0%
Ashland, Inc., 3.38%, 09/01/31
(c)
........ 117 93,452
Avient Corp., 7.13%, 08/01/30
(c)
........ 36 36,411
Axalta Coating Systems LLC
(c)
4.75%, 06/15/27 ................. 150 141,382
3.38%, 02/15/29 ................. 350 297,938
Chemours Co. (The)
(c)
5.75%, 11/15/28 ................. 6 5,513
4.63%, 11/15/29 ................. 29 24,509
Element Solutions, Inc., 3.88%, 09/01/28
(c)
. 258 225,073
HB Fuller Co., 4.00%, 02/15/27 ........ 47 44,054
Herens Holdco SARL, 4.75%, 05/15/28
(c)
.. 200 155,000
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(c)(d)
57 37,620
WR Grace Holdings LLC
(c)
4.88%, 06/15/27 ................. 24 22,258
5.63%, 08/15/29 ................. 190 155,667
7.38%, 03/01/31 ................. 32 31,360
1,270,237
Commercial Services & Supplies — 3.2%
ADT Security Corp. (The)
(c)
4.13%, 08/01/29 ................. 3 2,591
4.88%, 07/15/32 ................. 24 20,520
Allied Universal Holdco LLC
(c)
6.63%, 07/15/26 ................. 180 170,810
9.75%, 07/15/27 ................. 172 152,040
4.63%, 06/01/28 ................. 200 169,294
APi Group DE, Inc.
(c)
4.13%, 07/15/29 ................. 19 16,388
4.75%, 10/15/29 ................. 24 21,614
APX Group, Inc.
(c)
6.75%, 02/15/27 ................. 26 25,480
5.75%, 07/15/29 ................. 80 69,432
Aramark Services, Inc.
(c)
5.00%, 04/01/25 ................. 9 8,868
5.00%, 02/01/28 ................. 117 110,277
Covanta Holding Corp.
4.88%, 12/01/29
(c)
................ 20 17,300
5.00%, 09/01/30 ................. 15 12,722
Garda World Security Corp.
(c)
4.63%, 02/15/27 ................. 39 35,685
9.50%, 11/01/27 ................. 10 9,661
7.75%, 02/15/28 ................. 87 86,358
GFL Environmental, Inc.
(c)
4.25%, 06/01/25 ................. 3 2,895
3.75%, 08/01/25 ................. 5 4,757
5.13%, 12/15/26 ................. 43 41,486
4.00%, 08/01/28 ................. 4 3,576
3.50%, 09/01/28 ................. 6 5,340
4.75%, 06/15/29 ................. 84 76,743
4.38%, 08/15/29 ................. 16 14,246

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Sustainable High Yield Bond Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(c)
.................... USD 41 $ 36,900
Madison IAQ LLC, 5.88%, 06/30/29
(c)
..... 95 76,941
Neptune Bidco US, Inc., 9.29%, 04/15/29
(c)
. 18 16,524
Prime Security Services Borrower LLC
(c)
5.75%, 04/15/26 ................. 92 90,310
6.25%, 01/15/28 ................. 50 46,840
Stericycle, Inc., 3.88%, 01/15/29
(c)
....... 29 25,749
1,371,347
Communications Equipment — 0.8%
(c)
CommScope Technologies LLC, 6.00%,
06/15/25 ..................... 113 105,324
CommScope, Inc.
6.00%, 03/01/26 ................. 41 38,211
8.25%, 03/01/27 ................. 13 10,400
7.13%, 07/01/28 ................. 13 9,230
4.75%, 09/01/29 ................. 81 63,860
Viasat, Inc.
5.63%, 09/15/25 ................. 59 57,170
5.63%, 04/15/27 ................. 25 23,342
Viavi Solutions, Inc., 3.75%, 10/01/29 .... 56 47,583
355,120
Construction & Engineering — 0.2%
(c)
Dycom Industries, Inc., 4.50%, 04/15/29 ... 31 28,154
MasTec, Inc., 4.50%, 08/15/28 ......... 40 36,905
65,059
Consumer Finance — 1.9%
Ford Motor Credit Co. LLC
4.13%, 08/04/25 ................. 200 189,680
6.80%, 05/12/28 ................. 208 208,191
7.35%, 03/06/30 ................. 200 204,248
Navient Corp., 9.38%, 07/25/30 ........ 34 33,818
OneMain Finance Corp.
6.88%, 03/15/25 ................. 10 9,901
7.13%, 03/15/26 ................. 53 52,072
6.63%, 01/15/28 ................. 20 18,866
4.00%, 09/15/30 ................. 95 73,150
SLM Corp., 3.13%, 11/02/26 .......... 41 35,465
825,391
Consumer Staples Distribution & Retail — 0.9%
(c)
Albertsons Cos., Inc.
3.25%, 03/15/26 ................. 49 45,255
4.63%, 01/15/27 ................. 8 7,580
6.50%, 02/15/28 ................. 44 44,073
3.50%, 03/15/29 ................. 5 4,328
4.88%, 02/15/30 ................. 103 95,092
United Natural Foods, Inc., 6.75%, 10/15/28 51 42,273
US Foods, Inc.
6.25%, 04/15/25 ................. 78 77,967
4.75%, 02/15/29 ................. 47 43,031
4.63%, 06/01/30 ................. 5 4,481
364,080
Containers & Packaging — 5.2%
ARD Finance SA, 6.50%, 06/30/27
(c)
..... 200 162,029
Ardagh Metal Packaging Finance USA LLC
(c)
6.00%, 06/15/27 ................. 200 196,473
4.00%, 09/01/29 ................. 200 158,399
Ball Corp.
6.00%, 06/15/29 ................. 69 68,482
3.13%, 09/15/31 ................. 124 101,999
Clydesdale Acquisition Holdings, Inc.
(c)
6.63%, 04/15/29 ................. 118 112,536
8.75%, 04/15/30 ................. 76 67,087
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Crown Americas LLC, 4.25%, 09/30/26 ... USD 124 $ 117,427
Graphic Packaging International LLC, 3.50%,
03/15/28
(c)
.................... 98 87,634
Mauser Packaging Solutions Holding Co.
(c)
7.88%, 08/15/26 ................. 580 576,235
9.25%, 04/15/27 ................. 14 12,922
Owens-Brockway Glass Container, Inc.
(c)
6.63%, 05/13/27 ................. 32 31,686
7.25%, 05/15/31 ................. 195 197,437
Sealed Air Corp.
(c)
4.00%, 12/01/27 ................. 70 63,892
6.13%, 02/01/28 ................. 44 43,676
Trivium Packaging Finance BV, 8.50%,
08/15/27
(c)(e)
................... 228 219,477
2,217,391
Distributors — 0.2%
(c)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 ............. 12 10,244
Resideo Funding, Inc., 4.00%, 09/01/29 ... 8 6,637
Ritchie Bros Holdings, Inc.
6.75%, 03/15/28 ................. 18 18,143
7.75%, 03/15/31 ................. 59 61,208
96,232
Diversified Consumer Services — 0.4%
Sotheby's, 5.88%, 06/01/29
(c)
.......... 200 155,500
Diversified REITs — 0.3%
(c)
HAT Holdings I LLC, 3.38%, 06/15/26 .... 106 95,002
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32 ....... 39 33,666
128,668
Diversified Telecommunication Services — 5.5%
Altice France SA, 5.13%, 07/15/29
(c)
..... 200 141,975
CCO Holdings LLC
(c)
5.00%, 02/01/28 ................. 73 66,509
6.38%, 09/01/29 ................. 168 158,283
4.75%, 03/01/30 ................. 27 23,087
4.25%, 02/01/31 ................. 125 101,121
7.38%, 03/01/31 ................. 116 113,034
4.75%, 02/01/32 ................. 47 38,328
4.25%, 01/15/34 ................. 44 33,254
Frontier Communications Holdings LLC
(c)
5.88%, 10/15/27 ................. 65 59,654
5.00%, 05/01/28 ................. 49 42,278
8.75%, 05/15/30 ................. 179 174,950
Iliad Holding SASU
(c)
6.50%, 10/15/26 ................. 200 188,765
7.00%, 10/15/28 ................. 294 270,963
Level 3 Financing, Inc.
(c)
3.40%, 03/01/27 ................. 139 117,941
10.50%, 05/15/30 ................ 170 172,488
Lumen Technologies, Inc., 4.00%, 02/15/27
(c)
128 95,387
Telecom Italia Capital SA
6.38%, 11/15/33 ................. 57 48,353
6.00%, 09/30/34 ................. 70 56,452
Uniti Group LP, 10.50%, 02/15/28
(c)
...... 104 103,175
Zayo Group Holdings, Inc.
(c)
4.00%, 03/01/27 ................. 359 253,545
6.13%, 03/01/28 ................. 178 111,227
2,370,769

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Sustainable High Yield Bond Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities — 2.1%
NextEra Energy Operating Partners LP, 4.25%,
09/15/24
(c)
.................... USD 233 $ 222,515
NRG Energy, Inc.
5.75%, 01/15/28 ................. 8 7,581
3.88%, 02/15/32
(c)
................ 17 13,098
7.00%, 03/15/33
(c)
................ 45 45,373
Pattern Energy Operations LP, 4.50%,
08/15/28
(c)
.................... 668 610,106
898,673
Electrical Equipment — 0.2%
Vertiv Group Corp., 4.13%, 11/15/28
(c)
.... 100 90,097
Electronic Equipment, Instruments & Components — 0.3%
Sensata Technologies, Inc., 4.38%, 02/15/30
(c)
160 143,080
Entertainment — 0.5%
(c)
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29 ..................... 48 34,762
Live Nation Entertainment, Inc.
5.63%, 03/15/26 ................. 4 3,907
6.50%, 05/15/27 ................. 107 107,570
4.75%, 10/15/27 ................. 46 42,895
3.75%, 01/15/28 ................. 37 33,022
222,156
Financial Services — 2.6%
Block, Inc.
2.75%, 06/01/26 ................. 89 81,034
3.50%, 06/01/31 ................. 309 255,920
Enact Holdings, Inc., 6.50%, 08/15/25
(c)
... 65 63,851
GGAM Finance Ltd.
(c)
7.75%, 05/15/26 ................. 10 10,038
8.00%, 06/15/28 ................. 10 10,005
Home Point Capital, Inc., 5.00%, 02/01/26
(c)
. 98 87,865
MGIC Investment Corp., 5.25%, 08/15/28 .. 92 86,780
Nationstar Mortgage Holdings, Inc.
(c)
6.00%, 01/15/27 ................. 27 25,118
5.75%, 11/15/31 ................. 26 21,357
Rocket Mortgage LLC, 2.88%, 10/15/26
(c)
.. 108 95,580
Sabre GLBL, Inc.
(c)
9.25%, 04/15/25 ................. 4 3,731
7.38%, 09/01/25 ................. 76 67,458
Shift4 Payments LLC, 4.63%, 11/01/26
(c)
... 80 75,022
Verscend Escrow Corp., 9.75%, 08/15/26
(c)
. 208 208,643
1,092,402
Food Products — 1.8%
(c)
Chobani LLC
7.50%, 04/15/25 ................. 81 80,596
4.63%, 11/15/28 ................. 173 157,430
Darling Ingredients, Inc.
5.25%, 04/15/27 ................. 108 104,845
6.00%, 06/15/30 ................. 162 158,218
Lamb Weston Holdings, Inc.
4.88%, 05/15/28 ................. 94 90,027
4.13%, 01/31/30 ................. 131 117,076
4.38%, 01/31/32 ................. 90 80,395
788,587
Gas Utilities — 0.0%
Suburban Propane Partners LP, 5.00%,
06/01/31
(c)
.................... 16 13,394
Ground Transportation — 1.5%
(c)
Hertz Corp. (The)
4.63%, 12/01/26 ................. 30 27,075
5.00%, 12/01/29 ................. 24 19,839
NESCO Holdings II, Inc., 5.50%, 04/15/29 .. 48 42,960
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
Uber Technologies, Inc.
8.00%, 11/01/26 ................. USD 14 $ 14,268
7.50%, 09/15/27 ................. 146 149,336
6.25%, 01/15/28 ................. 98 97,516
4.50%, 08/15/29 ................. 180 165,672
Williams Scotsman International, Inc., 4.63%,
08/15/28 ..................... 76 69,469
XPO Escrow Sub LLC, 7.50%, 11/15/27 ... 21 21,459
XPO, Inc., 6.25%, 06/01/28 ........... 32 31,463
639,057
Health Care Equipment & Supplies — 1.7%
Avantor Funding, Inc.
(c)
4.63%, 07/15/28 ................. 131 121,427
3.88%, 11/01/29 ................. 71 62,162
Embecta Corp., 6.75%, 02/15/30
(c)
...... 19 17,027
Garden Spinco Corp., 8.63%, 07/20/30
(c)
... 46 49,439
Hologic, Inc., 3.25%, 02/15/29
(c)
........ 97 84,866
Medline Borrower LP
(c)
3.88%, 04/01/29 ................. 20 17,381
5.25%, 10/01/29 ................. 258 223,867
Teleflex, Inc.
4.63%, 11/15/27 ................. 3 2,827
4.25%, 06/01/28
(c)
................ 137 125,183
704,179
Health Care Providers & Services — 3.7%
Acadia Healthcare Co., Inc.
(c)
5.50%, 07/01/28 ................. 26 24,865
5.00%, 04/15/29 ................. 5 4,611
AdaptHealth LLC, 6.13%, 08/01/28
(c)
..... 45 38,980
AHP Health Partners, Inc., 5.75%, 07/15/29
(c)
115 99,156
Cano Health LLC, 6.25%, 10/01/28
(c)
..... 17 10,625
Centene Corp.
2.45%, 07/15/28 ................. 19 16,240
3.00%, 10/15/30 ................. 116 96,663
2.50%, 03/01/31 ................. 2 1,595
2.63%, 08/01/31 ................. 9 7,172
Community Health Systems, Inc.
(c)
6.00%, 01/15/29 ................. 142 119,457
5.25%, 05/15/30 ................. 108 85,075
4.75%, 02/15/31 ................. 49 37,033
Encompass Health Corp.
4.50%, 02/01/28 ................. 109 101,409
4.75%, 02/01/30 ................. 3 2,732
4.63%, 04/01/31 ................. 64 56,733
HealthEquity, Inc., 4.50%, 10/01/29
(c)
..... 100 88,133
Legacy LifePoint Health LLC
(c)
6.75%, 04/15/25 ................. 14 13,004
4.38%, 02/15/27 ................. 29 22,439
ModivCare, Inc., 5.88%, 11/15/25
(c)
...... 19 17,597
Molina Healthcare, Inc.
(c)
4.38%, 06/15/28 ................. 30 27,656
3.88%, 11/15/30 ................. 10 8,591
3.88%, 05/15/32 ................. 8 6,707
Option Care Health, Inc., 4.38%, 10/31/29
(c)
. 56 49,289
Pediatrix Medical Group, Inc., 5.38%,
02/15/30
(c)
.................... 72 66,240
Surgery Center Holdings, Inc.
(c)
6.75%, 07/01/25 ................. 55 54,804
10.00%, 04/15/27 ................ 76 77,710
Tenet Healthcare Corp.
4.88%, 01/01/26 ................. 67 65,257
6.25%, 02/01/27 ................. 25 24,744
5.13%, 11/01/27 ................. 29 27,686
6.13%, 10/01/28 ................. 35 33,694

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Sustainable High Yield Bond Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
6.13%, 06/15/30 ................. USD 81 $ 79,842
6.75%, 05/15/31
(c)
................ 223 223,543
1,589,282
Hotels, Restaurants & Leisure — 5.9%
1011778 BC ULC
(c)
3.88%, 01/15/28 ................. 26 23,769
4.38%, 01/15/28 ................. 82 75,700
4.00%, 10/15/30 ................. 102 87,295
Boyne USA, Inc., 4.75%, 05/15/29
(c)
..... 110 99,127
Caesars Entertainment, Inc.
(c)
6.25%, 07/01/25 ................. 179 178,171
8.13%, 07/01/27 ................. 241 246,656
4.63%, 10/15/29 ................. 109 95,180
7.00%, 02/15/30 ................. 182 182,772
Caesars Resort Collection LLC, 5.75%,
07/01/25
(c)
.................... 92 93,088
CDI Escrow Issuer, Inc., 5.75%, 04/01/30
(c)
. 153 142,415
Cedar Fair LP, 5.50%, 05/01/25
(c)
....... 95 94,284
Churchill Downs, Inc.
(c)
5.50%, 04/01/27 ................. 2 1,923
4.75%, 01/15/28 ................. 22 20,403
6.75%, 05/01/31 ................. 94 92,942
Fertitta Entertainment LLC
(c)
4.63%, 01/15/29 ................. 23 20,183
6.75%, 01/15/30 ................. 7 5,957
Hilton Domestic Operating Co., Inc.
5.75%, 05/01/28
(c)
................ 57 56,129
3.75%, 05/01/29
(c)
................ 66 58,583
4.88%, 01/15/30 ................. 48 44,756
4.00%, 05/01/31
(c)
................ 42 36,476
3.63%, 02/15/32
(c)
................ 18 15,007
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28
(c)
.................... 55 55,804
Lindblad Expeditions LLC, 6.75%, 02/15/27
(c)
91 86,677
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(c)
67 53,199
Merlin Entertainments Ltd., 5.75%, 06/15/26
(c)
200 192,749
MGM Resorts International, 5.75%, 06/15/25 90 89,194
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(c)
.................... 53 46,802
Scientific Games International, Inc., 7.25%,
11/15/29
(c)
.................... 44 44,055
Six Flags Entertainment Corp., 7.25%,
05/15/31
(c)
.................... 75 73,046
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(c)
33 33,165
Vail Resorts, Inc., 6.25%, 05/15/25
(c)
..... 93 93,111
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(c)
.................... 71 64,837
2,503,455
Household Durables — 0.8%
Ashton Woods USA LLC, 4.63%, 08/01/29
(c)
25 21,306
Brookfield Residential Properties, Inc., 5.00%,
06/15/29
(c)
.................... 97 77,670
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(c)
68 62,947
KB Home, 7.25%, 07/15/30 ........... 15 15,189
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(c)
71 42,602
Taylor Morrison Communities, Inc., 5.88%,
06/15/27
(c)
.................... 68 66,789
Tempur Sealy International, Inc.
(c)
4.00%, 04/15/29 ................. 17 14,717
3.88%, 10/15/31 ................. 31 25,254
Tri Pointe Homes, Inc., 5.25%, 06/01/27 ... 22 20,811
347,285
Household Products — 0.0%
Spectrum Brands, Inc., 5.00%, 10/01/29
(c)
.. 18 16,066
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers — 2.3%
Clearway Energy Operating LLC
(c)
4.75%, 03/15/28 ................. USD 730 $ 673,513
3.75%, 01/15/32 ................. 86 69,996
TransAlta Corp., 7.75%, 11/15/29 ....... 238 245,021
988,530
Industrial Conglomerates — 1.3%
Emerald Debt Merger Sub LLC, 6.63%,
12/15/30
(c)
.................... 567 562,039
Insurance — 4.4%
(c)
Alliant Holdings Intermediate LLC
4.25%, 10/15/27 ................. 148 132,814
6.75%, 10/15/27 ................. 317 297,980
6.75%, 04/15/28 ................. 130 128,926
5.88%, 11/01/29 ................. 275 239,228
AmWINS Group, Inc., 4.88%, 06/30/29 .... 21 18,963
GTCR AP Finance, Inc., 8.00%, 05/15/27 .. 22 21,565
HUB International Ltd.
7.00%, 05/01/26 ................. 113 112,701
7.25%, 06/15/30 ................. 318 328,367
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/30 ................. 113 115,284
10.50%, 12/15/30 ................ 58 58,178
NFP Corp.
4.88%, 08/15/28 ................. 114 101,823
6.88%, 08/15/28 ................. 297 257,802
7.50%, 10/01/30 ................. 24 23,237
Ryan Specialty LLC, 4.38%, 02/01/30 .... 34 30,097
1,866,965
IT Services — 0.8%
Ahead DB Holdings LLC, 6.63%, 05/01/28
(c)
. 57 46,356
Booz Allen Hamilton, Inc., 4.00%, 07/01/29
(c)
93 83,304
Gartner, Inc., 4.50%, 07/01/28
(c)
........ 51 47,645
Northwest Fiber LLC, 4.75%, 04/30/27
(c)
... 54 47,693
Presidio Holdings, Inc., 4.88%, 02/01/27
(c)
.. 8 7,505
Twilio, Inc.
3.63%, 03/15/29 ................. 18 15,314
3.88%, 03/15/31 ................. 95 79,098
326,915
Leisure Products — 0.2%
Mattel, Inc.
6.20%, 10/01/40 ................. 53 47,385
5.45%, 11/01/41 ................. 62 51,400
98,785
Life Sciences Tools & Services — 0.2%
(c)
Charles River Laboratories International, Inc.
4.25%, 05/01/28 ................. 32 29,298
4.00%, 03/15/31 ................. 14 12,160
Fortrea Holdings, Inc., 7.50%, 07/01/30 ... 44 45,055
86,513
Machinery — 0.7%
Mueller Water Products, Inc., 4.00%, 06/15/29
(c)
43 38,153
Terex Corp., 5.00%, 05/15/29
(c)
........ 63 58,570
Titan International, Inc., 7.00%, 04/30/28 .. 23 21,504
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(c)
200 184,774
303,001
Media — 3.3%
Altice Financing SA, 5.75%, 08/15/29
(c)
.... 200 154,932
AMC Networks, Inc., 4.25%, 02/15/29 .... 39 20,965
Cable One, Inc.
0.00%, 03/15/26
(f)(g)
............... 22 17,985
1.13%, 03/15/28
(f)
................ 147 110,618
4.00%, 11/15/30
(c)
................ 73 57,031

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Sustainable High Yield Bond Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
Clear Channel Outdoor Holdings, Inc.
(c)
5.13%, 08/15/27 ................. USD 179 $ 162,513
7.75%, 04/15/28 ................. 28 21,980
7.50%, 06/01/29 ................. 111 82,137
CSC Holdings LLC
5.25%, 06/01/24 ................. 5 4,651
4.13%, 12/01/30
(c)
................ 200 139,905
DirecTV Financing LLC, 5.88%, 08/15/27
(c)
. 33 29,886
GCI LLC, 4.75%, 10/15/28
(c)
.......... 8 6,821
Outfront Media Capital LLC
(c)
5.00%, 08/15/27 ................. 111 100,755
4.25%, 01/15/29 ................. 10 8,403
4.63%, 03/15/30 ................. 16 13,330
Radiate Holdco LLC, 6.50%, 09/15/28
(c)
... 128 74,696
Sinclair Television Group, Inc., 4.13%,
12/01/30
(c)
.................... 62 40,610
Sirius XM Radio, Inc.
(c)
3.13%, 09/01/26 ................. 92 82,363
5.00%, 08/01/27 ................. 46 42,678
TEGNA, Inc., 4.75%, 03/15/26
(c)
........ 5 4,774
Univision Communications, Inc.
(c)
6.63%, 06/01/27 ................. 30 28,997
7.38%, 06/30/30 ................. 37 35,228
Ziggo Bond Co. BV, 5.13%, 02/28/30
(c)
.... 200 151,446
1,392,704
Metals & Mining — 4.0%
(c)
Big River Steel LLC, 6.63%, 01/31/29 .... 727 718,141
Constellium SE
5.63%, 06/15/28 ................. 250 235,232
3.75%, 04/15/29 ................. 250 212,689
Novelis Corp.
3.25%, 11/15/26 ................. 390 353,015
4.75%, 01/30/30 ................. 14 12,442
3.88%, 08/15/31 ................. 243 199,895
1,731,414
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
(c)
Ladder Capital Finance Holdings LLLP, 5.25%,
10/01/25 ..................... 6 5,666
Starwood Property Trust, Inc., 4.38%, 01/15/27 15 12,919
18,585
Oil, Gas & Consumable Fuels — 1.1%
EnLink Midstream Partners LP
4.85%, 07/15/26 ................. 23 22,195
5.60%, 04/01/44 ................. 52 43,536
ITT Holdings LLC, 6.50%, 08/01/29
(c)
..... 98 82,563
New Fortress Energy, Inc.
(c)
6.75%, 09/15/25 ................. 113 105,998
6.50%, 09/30/26 ................. 45 40,261
Occidental Petroleum Corp.
6.45%, 09/15/36 ................. 2 2,052
6.20%, 03/15/40 ................. 181 178,392
474,997
Passenger Airlines — 2.0%
(c)
American Airlines, Inc.
11.75%, 07/15/25 ................ 229 251,105
5.50%, 04/20/26 ................. 24 23,860
7.25%, 02/15/28 ................. 17 16,899
5.75%, 04/20/29 ................. 158 153,517
Mileage Plus Holdings LLC, 6.50%, 06/20/27 134 133,934
United Airlines, Inc.
4.38%, 04/15/26 ................. 113 107,362
4.63%, 04/15/29 ................. 203 184,967
871,644
Security
Par (000)
Par (000) Value
Personal Care Products — 0.0%
Prestige Brands, Inc., 3.75%, 04/01/31
(c)
... USD 17 $ 14,074
Pharmaceuticals — 0.9%
Catalent Pharma Solutions, Inc., 3.13%,
02/15/29
(c)
.................... 80 65,045
Organon & Co., 5.13%, 04/30/31
(c)
...... 200 165,005
Teva Pharmaceutical Finance Netherlands III
BV, 3.15%, 10/01/26 ............. 190 169,219
399,269
Professional Services — 0.7%
(c)
AMN Healthcare, Inc.
4.63%, 10/01/27 ................. 25 23,140
4.00%, 04/15/29 ................. 73 63,660
CoreLogic, Inc., 4.50%, 05/01/28 ....... 71 57,244
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 100 88,173
Korn Ferry, 4.63%, 12/15/27 .......... 87 81,748
313,965
Real Estate Management & Development — 0.6%
(c)
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28 ................ 154 139,370
Howard Hughes Corp. (The), 5.38%, 08/01/28 62 55,184
Realogy Group LLC, 5.75%, 01/15/29 .... 93 69,584
264,138
Retail REITs — 0.1%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(c)
.................... 39 32,844
Semiconductors & Semiconductor Equipment — 0.9%
(c)
Entegris Escrow Corp., 4.75%, 04/15/29 ... 323 299,849
Entegris, Inc., 4.38%, 04/15/28 ........ 30 27,150
Synaptics, Inc., 4.00%, 06/15/29 ........ 63 52,817
379,816
Software — 7.6%
Alteryx, Inc., 8.75%, 03/15/28
(c)
........ 53 52,061
AthenaHealth Group, Inc., 6.50%, 02/15/30
(c)
228 191,894
Black Knight InfoServ LLC, 3.63%, 09/01/28
(c)
96 85,920
Boxer Parent Co., Inc.
(c)
7.13%, 10/02/25 ................. 53 53,047
9.13%, 03/01/26 ................. 66 65,670
Camelot Finance SA, 4.50%, 11/01/26
(c)
... 31 29,203
Capstone Borrower, Inc., 8.00%, 06/15/30
(c)
. 69 68,138
Central Parent, Inc., 7.25%, 06/15/29
(c)
.... 106 104,812
Clarivate Science Holdings Corp.
(c)
3.88%, 07/01/28 ................. 365 323,553
4.88%, 07/01/29 ................. 184 163,227
Cloud Software Group, Inc.
(c)
6.50%, 03/31/29 ................. 663 590,322
9.00%, 09/30/29 ................. 329 287,360
Consensus Cloud Solutions, Inc.
(c)
6.00%, 10/15/26 ................. 17 15,428
6.50%, 10/15/28 ................. 15 12,825
Crowdstrike Holdings, Inc., 3.00%, 02/15/29 5 4,312
Elastic NV, 4.13%, 07/15/29
(c)
......... 151 130,264
Fair Isaac Corp., 4.00%, 06/15/28
(c)
...... 119 109,171
Gen Digital, Inc., 6.75%, 09/30/27
(c)
...... 68 67,809
McAfee Corp., 7.38%, 02/15/30
(c)
....... 185 160,862
MicroStrategy, Inc., 6.13%, 06/15/28
(c)
.... 65 58,279
NCR Corp., 6.13%, 09/01/29
(c)
......... 45 45,038
Open Text Corp., 6.90%, 12/01/27
(c)
...... 181 184,263
PTC, Inc.
(c)
3.63%, 02/15/25 ................. 49 47,316
4.00%, 02/15/28 ................. 33 30,380
SS&C Technologies, Inc., 5.50%, 09/30/27
(c)
102 97,647
Veritas US, Inc., 7.50%, 09/01/25
(c)
...... 75 60,856

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Sustainable High Yield Bond Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(c)
USD 244 $ 209,862
3,249,519
Specialized REITs — 0.9%
Iron Mountain, Inc.
(c)
7.00%, 02/15/29 ................. 137 137,230
5.63%, 07/15/32 ................. 24 21,470
SBA Communications Corp.
3.88%, 02/15/27 ................. 175 161,211
3.13%, 02/01/29 ................. 95 80,528
400,439
Specialty Retail — 1.7%
(c)
Arko Corp., 5.13%, 11/15/29 .......... 49 39,821
Asbury Automotive Group, Inc., 5.00%,
02/15/32 ..................... 40 34,828
GYP Holdings III Corp., 4.63%, 05/01/29 ... 117 102,960
Lithia Motors, Inc., 3.88%, 06/01/29 ...... 43 37,361
PetSmart, Inc., 7.75%, 02/15/29 ........ 250 248,394
Specialty Building Products Holdings LLC,
6.38%, 09/30/26 ................ 14 13,227
SRS Distribution, Inc.
4.63%, 07/01/28 ................. 96 85,706
6.13%, 07/01/29 ................. 91 78,591
6.00%, 12/01/29 ................. 81 69,907
Staples, Inc., 7.50%, 04/15/26 ......... 28 23,126
733,921
Technology Hardware, Storage & Peripherals — 0.6%
Seagate HDD Cayman
(c)
8.25%, 12/15/29 ................. 97 101,314
8.50%, 07/15/31 ................. 126 132,135
233,449
Textiles, Apparel & Luxury Goods — 0.8%
(c)
Crocs, Inc.
4.25%, 03/15/29 ................. 34 28,907
4.13%, 08/15/31 ................. 4 3,230
Hanesbrands, Inc.
4.88%, 05/15/26 ................. 13 12,136
9.00%, 02/15/31 ................. 74 74,582
Kontoor Brands, Inc., 4.13%, 11/15/29 .... 30 25,051
Levi Strauss & Co., 3.50%, 03/01/31 ..... 136 112,540
William Carter Co. (The), 5.63%, 03/15/27 .. 94 91,211
347,657
Trading Companies & Distributors — 1.9%
(c)
Beacon Roofing Supply, Inc., 4.13%, 05/15/29 25 22,125
Boise Cascade Co., 4.88%, 07/01/30 ..... 61 55,143
Foundation Building Materials, Inc., 6.00%,
03/01/29 ..................... 23 19,205
Herc Holdings, Inc., 5.50%, 07/15/27 ..... 98 93,898
Imola Merger Corp., 4.75%, 05/15/29 ..... 107 93,059
United Rentals North America, Inc., 6.00%,
12/15/29 ..................... 315 314,225
WESCO Distribution, Inc., 7.25%, 06/15/28 . 226 230,533
828,188
Wireless Telecommunication Services — 1.3%
(c)
Connect Finco SARL, 6.75%, 10/01/26 .... 333 323,448
Vmed O2 UK Financing I plc, 4.75%, 07/15/31 296 246,124
569,572
Total Corporate Bonds — 89.2%
(Cost: $41,080,659) .............................. 38,207,972
Security
Par (000)
Par (000) Value
Floating Rate Loan Interests
Chemicals — 0.1%
(d)
Aruba Investments Holdings, LLC, 2nd Lien
Term Loan, (1-mo. LIBOR USD at 0.75%
Floor + 7.75%), 12.94%
,
 11/24/28 ..... USD 12 $ 10,648
WR Grace Holdings LLC, Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
9.31%
,
 09/22/28 ................. 25 25,124
35,772
Commercial Services & Supplies — 0.1%
PECF USS Intermediate Holding III Corp., Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 4.25%), 9.52%
,
 12/15/28
(d)
..... 38 31,129
Containers & Packaging — 0.1%
Mauser Packaging Solutions Holding Co., Term
Loan, (1-mo. CME Term SOFR + 4.00%),
9.11%
,
 08/14/26
(d)
................ 30 29,879
Diversified Consumer Services — 0.1%
(d)
Ascend Learning LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.70%
,
 12/11/28 ............ 14 13,096
Ascend Learning LLC, 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
5.75%), 10.95%
,
 12/10/29 ........... 29 24,529
37,625
Diversified Telecommunication Services — 1.1%
(d)
Cablevision Lightpath LLC, Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.44%
,
 11/30/27 ................. 98 94,399
Frontier Communications Holdings LLC, Term
Loan B, (1-mo. CME Term SOFR at 0.75%
Floor + 3.75%), 9.00%
,
 05/01/28 ...... 103 99,957
Radiate Holdco LLC, Term Loan, (1-mo. CME
Term SOFR at 0.75% Floor + 3.25%),
8.48%
,
 09/25/26 ................. 201 167,116
Zayo Group Holdings, Inc., Term Loan,
(1-mo. CME Term SOFR + 3.00%),
8.22%
,
 03/09/27 ................. 163 127,525
488,997
Financial Services — 0.4%
Altice France SA, Term Loan B14, (3-mo. CME
Term SOFR + 5.50%), 10.49%
,
 08/15/28
(d)
187 165,819
Food Products — 0.0%
Chobani LLC, Term Loan, (1-mo. CME
Term SOFR at 1.00% Floor + 3.50%),
8.72%
,
 10/25/27
(d)
................ 7 6,491
Health Care Equipment & Supplies — 0.1%
Bausch + Lomb Corp., Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.59%
,
 05/10/27
(d)
................ 41 39,612
Health Care Providers & Services — 0.1%
(d)
LifePoint Health, Inc., 1st Lien Term Loan
B, (3-mo. CME Term SOFR + 3.75%),
9.02%
,
 11/16/25 ................. 26 24,137
Surgery Center Holdings, Inc., Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
3.75%), 8.90%
,
 08/31/26 ........... 18 17,994
42,131

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Sustainable High Yield Bond Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Technology — 1.7%
(d)
Athenahealth Group, Inc., Delayed Draw Term
Loan, 02/15/29
(h)
................. USD 43 $ 41,013
Athenahealth Group, Inc., Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.59%
,
 02/15/29 ................. 352 337,905
Verscend Holding Corp., Term Loan B1,
(1-mo. CME Term SOFR + 4.00%),
9.22%
,
 08/27/25 ................. 335 334,965
713,883
Hotels, Restaurants & Leisure — 0.5%
(d)
Fertitta Entertainment LLC, Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
4.00%), 9.10%
,
 01/27/29 ........... 172 169,073
IRB Holding Corp., Term Loan B, (1-mo. CME
Term SOFR at 0.75% Floor + 3.00%),
8.20%
,
 12/15/27 ................. 35 34,552
203,625
Household Durables — 0.1%
SWF Holdings I Corp., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
4.00%), 9.22%
,
 10/06/28
(d)
.......... 72 58,138
Insurance — 0.8%
(d)
Alliant Holdings Intermediate LLC, Term Loan
B4, (1-mo. LIBOR USD at 0.50% Floor +
3.50%), 8.65%
,
 11/05/27 ............ 23 22,580
Alliant Holdings Intermediate LLC, Term Loan
B5, (1-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 8.65%
,
 11/05/27 .......... 49 49,046
AssuredPartners, Inc., Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.72%
,
 02/12/27 ................. 98 96,939
Hub International Ltd., Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor + 4.00%),
9.07%
,
 11/10/29 ................. 43 43,018
Hub International Refinancing, Term Loan, (3-
mo. LIBOR USD + 4.25%), 9.58%
,
 06/20/30 123 123,264
334,847
Life Sciences Tools & Services — 0.0%
Fortrea Holdings Inc., Term Loan B, 06/12/30
(d)
(h)
........................... 24 23,988
Machinery — 0.0%
Madison IAQ LLC, Term Loan, (3-mo.
LIBOR USD at 0.50% Floor + 3.25%),
8.30%
,
 06/21/28
(d)
................ 22 21,467
Media — 1.3%
(d)
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (3-mo. CME Term SOFR + 3.50%),
8.81%
,
 08/21/26 ................. 408 388,598
DirecTV Financing LLC, Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 5.00%),
10.22%
,
 08/02/27 ................ 161 156,795
545,393
Security
Par (000)
Par (000) Value
Passenger Airlines — 0.0%
(d)
AAdvantage Loyalty IP Ltd., Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor + 4.75%),
10.00%
,
 04/20/28 ................ USD 5 $ 5,508
Mileage Plus Holdings LLC, Term Loan, (3-mo.
CME Term SOFR at 1.00% Floor + 5.25%),
10.76%
,
 06/21/27 ................ 7 6,760
12,268
Professional Services — 0.3%
(d)
CoreLogic, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.75%
,
 06/02/28 ................. 14 12,589
Dun & Bradstreet Corp. (The), Term Loan,
(1-mo. CME Term SOFR + 3.25%),
8.43%
,
 02/06/26 ................. 88 88,402
Dun & Bradstreet Corp. (The), Term Loan
B2, (1-mo. CME Term SOFR + 3.25%),
8.33%
,
 01/18/29 ................. 42 42,303
143,294
Software — 1.5%
(d)
Banff Guarantor, Inc., 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
5.50%), 10.72%
,
 02/27/26 ........... 96 93,200
Boxer Parent Co., Inc., Term Loan, (1-mo. CME
Term SOFR + 3.75%), 8.97%
,
 10/02/25 .. 157 155,438
Central Parent, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.49%
,
 07/06/29 ................. 36 35,696
Cloud Software Group, Inc., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.84%
,
 03/30/29 ........... 182 169,518
McAfee Corp., Term Loan B1, (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%),
8.96%
,
 03/01/29 ................. 82 78,026
Sabre GLBL, Inc., Term Loan B1, (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
8.77%
,
 12/17/27 ................. 8 6,215
Sabre GLBL, Inc., Term Loan B2, (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
8.77%
,
 12/17/27 ................. 12 9,697
SS&C Technologies Holdings, Inc., Term Loan
B5, (1-mo. CME Term SOFR + 1.75%),
6.97%
,
 04/16/25 ................. 95 94,570
642,360
Textiles, Apparel & Luxury Goods — 0.1%
Hanesbrands, Inc., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%),
8.85%
,
 03/08/30
(d)(i)
............... 30 30,000
Trading Companies & Distributors — 0.3%
SRS Distribution, Inc., Term Loan
(d)
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.69%, 06/02/28 ......... 99 96,231
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.70%, 06/02/28 ......... 36 35,460
131,691
Total Floating Rate Loan Interests — 8.7%
(Cost: $3,883,635) .............................. 3,738,409

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Sustainable High Yield Bond Fund

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Par (000)
Pa r (000) Value
Preferred Securities
Capital Trusts — 0.4%
Electric Utilities — 0.3%
NRG Energy, Inc., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(c)(d)(j)
............... USD 101 $ 95,240
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(c)(d)(j)
..................... 57 49,733
Total Preferred Securities — 0.4%
(Cost: $158,000) ................................ 144,973
Total Long-Term Investments — 98.6%
(Cost: $45,279,016) .............................. 42,216,688
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.9%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.98%
(k)(l)
.................. 387,068 $ 387,068
Total Short-Term Securities — 0.9%
(Cost: $387,068) ................................ 387,068
Total Options Purchased — 0.0%
( Cost: $11,115 ) ................................. 6,690
Total Investments Before Options Written — 99.5%
(Cost: $45,677,199 ) .............................. 42,610,446
Total Options Written — (0.0)%
(Premium Received — $(3,485)) ..................... (2,160)
Total Investments Net of Options Written — 99.5%
(Cost: $45,673,714 ) .............................. 42,608,286
Other Assets Less Liabilities — 0.5% ................... 232,093
Net Assets — 100.0% ..............................
$ 42,840,379
(a)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(b)
Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(e)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)
Convertible security.
(g)
Zero-coupon bond.
(h)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(i)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(j)
Perpetual security with no stated maturity date.
(k)
Affiliate of the Fund.
(l)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
09/30/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/23
Shares
Held at
06/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 1,002,589 $ — $ (615,521)
(a)
$ — $ — $ 387,068 387,068 $ 32,030 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Sustainable High Yield Bond Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 10-Year Note ................................................... 3 09/20/23 $ 337 $ (5,817)
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
SPDR S&P 500 ETF Trust ...................... 10 08/18/23 USD 425.00 USD 443 $ 2,470
SPDR S&P 500 ETF Trust ...................... 10 09/15/23 USD 425.00 USD 443 4,220
$ 6,690
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
SPDR S&P 500 ETF Trust ....................... 10 08/18/23 USD 390.00 USD 443 $ (675)
SPDR S&P 500 ETF Trust ....................... 10 09/15/23 USD 390.00 USD 443 (1,485)
$ (2,160)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 125,334 $ — $ — $ 125,334
Corporate Bonds ........................................ — 38,207,972 — 38,207,972

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Sustainable High Yield Bond Fund

Level 1 Level 2 Level 3 Total
Floating Rate Loan Interests
Chemicals ............................................ $ — $ 35,772 $ — $ 35,772
Commercial Services & Supplies ............................. — 31,129 — 31,129
Containers & Packaging .................................. — 29,879 — 29,879
Diversified Consumer Services .............................. — 37,625 — 37,625
Diversified Telecommunication Services ........................ — 488,997 — 488,997
Financial Services ...................................... — 165,819 — 165,819
Food Products ......................................... — 6,491 — 6,491
Health Care Equipment & Supplies ........................... — 39,612 — 39,612
Health Care Providers & Services ............................ — 42,131 — 42,131
Health Care Technology .................................. — 713,883 — 713,883
Hotels, Restaurants & Leisure .............................. — 203,625 — 203,625
Household Durables ..................................... — 58,138 — 58,138
Insurance ............................................ — 334,847 — 334,847
Life Sciences Tools & Services .............................. — 23,988 — 23,988
Machinery ............................................ — 21,467 — 21,467
Media ............................................... — 545,393 — 545,393
Passenger Airlines ...................................... — 12,268 — 12,268
Professional Services .................................... — 143,294 — 143,294
Software ............................................. — 642,360 — 642,360
Textiles, Apparel & Luxury Goods ............................ — — 30,000 30,000
Trading Companies & Distributors ............................ — 131,691 — 131,691
Preferred Securities ....................................... — 144,973 — 144,973
Short-Term Securities
Money Market Funds ...................................... 387,068 — — 387,068
Options Purchased
Equity contracts .......................................... 6,690 — — 6,690
$ 519,092 $ 42,061,354 $ 30,000 $ 42,610,446
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (2,160) $ — $ — $ (2,160)
Interest rate contracts ....................................... (5,817) — — (5,817)
$ (7,977) $ — $ — $ (7,977)
(a)
Derivative financial instruments are futures contracts and options written. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
CDI Crest Depository Interests
ETF Exchange-Traded Fund
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
REIT Real Estate Investment Trust
S&P Standard & Poor's
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts
Fair Value Hierarchy as of Period End (continued)